Income Taxes (Details) - Schedule of statutory income tax rates - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Schedule of statutory income tax rates [Abstract]
Income before income tax expenses	$ 1,391,481	$ 1,409,108	$ 2,723,554
BVI statutory income tax rate
Income tax calculated at statutory rate
(Increase) decrease in income tax expense resulting from:
Rate differences in various jurisdictions	13,889	397,553	668,796
Utilization of loss carryforward			(96,714)
Change in deferred income tax assets due to US reform
Change in deferred income tax assets due to use of loss carryforward	(321,057)		96,714
Income tax expense/Effective tax rate	$ (307,168)	$ 397,553	$ 668,796